Treasury Stock (Details) In Millions, except Share data, unless otherwise specified			0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 30, 2012 Share Repurchase Program [Member] ADS [Member] USD ($)	Dec. 31, 2013 Share Repurchase Program [Member] ADS [Member] USD ($)	Dec. 31, 2013 Share Repurchase Program [Member] ADS [Member] CNY	Dec. 31, 2012 Share Repurchase Program [Member] ADS [Member] USD ($)	Dec. 31, 2012 Share Repurchase Program [Member] ADS [Member] CNY	May 31, 2014 New Share Repurchases Program [Member] ADS [Member] USD ($)	Dec. 31, 2014 New Share Repurchases Program [Member] ADS [Member] USD ($)	Dec. 31, 2014 New Share Repurchases Program [Member] ADS [Member] CNY	Dec. 31, 2014 New Share Repurchases Program [Member] Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount			$ 20.0					$ 50.0
Share repurchase program, period in force			12 months					12 months
Share repurchase program, shares, repurchased during period				2,524,574	2,524,574	2,273,695	2,273,695		4,021,073	4,021,073	32,168,584
Share repurchase program, consideration, repurchased during period				11.7	72.6	8.3	52.5		39.2	241.3
Aggregate shares repurchased, number of shares				4,798,269	4,798,269
Shares repurchased, consideration				20.0	125.1
Cancellation of repurchased ordinary shares, number of shares									30,128,928	30,128,928
Aggregate consideration of cancellation of repurchased shares				20.2	126.6				37.3	229.1
Cancellation fees				$ 0.2	1.5				$ 0.2	1.2
Treasury stock, shares	2,039,656	0